SUBSEQUENT EVENTS (Details Narrative) - $ / shares	Apr. 13, 2023	Mar. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Warrants outstanding		1,551,005	1,098,786
Non-adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	643,299
Description for subject warrants	Each of the such warrants entitles the holder thereof to purchase one common share of the Company at a price of $1.75 per share (on a post-consolidation basis). Other than the extension of the expiry date of such warrants, all other terms and conditions remain unchanged
Warrant exercise price	$ 1.75